Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investment Contracts
Financial instruments recorded as assets, Carrying Amount	$ 825,552	$ 304,434
Financial instruments recorded as assets, Estimated Fair Value	$ 699,721	$ 294,710
Financial instruments recorded as assets, Level	2	2
Cash
Financial instruments recorded as assets, Carrying Amount	$ 1,013	$ 1,921
Financial instruments recorded as assets, Estimated Fair Value	$ 1,013	$ 1,921
Financial instruments recorded as assets, Level	1	1
Policy loans
Financial instruments recorded as assets, Carrying Amount		$ 104
Financial instruments recorded as assets, Estimated Fair Value
Financial instruments recorded as assets, Level
Assets on deposit
Financial instruments recorded as assets, Carrying Amount	$ 825,552	$ 304,434
Financial instruments recorded as assets, Estimated Fair Value	$ 699,721	$ 294,710
Financial instruments recorded as assets, Level	2	2